WARRANT DERIVATIVE LIABILITIES (Details) (USD $)	0 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended
	Apr. 29, 2013	Apr. 19, 2013	Apr. 12, 2012	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Sep. 13, 2013	Nov. 09, 2012	Apr. 19, 2012
WARRANT DERIVATIVE LIABILITIES (Details) [Line Items]
Derivative, Gain (Loss) on Derivative, Net					$ 66,492	$ 149,793	$ 7,626,121	$ 2,141,178	$ 1,668,082	$ (10,284,733)	$ (8,616,651)	$ (990,531)
Class of Warrant or Right, Outstanding (in Shares)	11,045,655	22,091,310
Equity, Fair Value Adjustment	2,013,972	4,027,945
Fair Value Adjustment of Warrants	3,041,343
Interest Expense, Debt	1,027,381
Warrants Issued			6,500,000	2,945,508				4,766,716	4,766,716	11,122,733	15,889,449	15,889,449
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			0.10										0.05	0.15	0.10
Derivative Warrant [Member]
WARRANT DERIVATIVE LIABILITIES (Details) [Line Items]
Derivative, Gain (Loss) on Derivative, Net							64,017
Equity, Fair Value Adjustment							$ 2,356,870